Cash at Banks (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash at Banks (Details) [Line Items]
Cash amount	$ 5,400
US surplus and excess lines business licensed effective			$ 5,400
Deposits	$ 5,000		$ 5,000
Bottom of range [member]
Cash at Banks (Details) [Line Items]
Deposits earned interest, percentage	0.03%
Deposits earned interest, percent			0.20%
Held for varying periods	5 years
Top of range [member]
Cash at Banks (Details) [Line Items]
Deposits earned interest, percentage	4.50%	4.50%
Held for varying periods			5 years